Condensed Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Net Income (Loss) Attributable to the Company [Abstract]
Net income	$ 3,685	$ 2,794
Other comprehensive income/(loss)
Foreign currency translation gain/(loss)	3,308	(3,151)
Total comprehensive income/(loss)	6,993	(357)
Less: Comprehensive income attributable to non-controlling interests	(2,367)	(1,794)
Total comprehensive income/(loss) attributable to ordinary shareholders of the Company	$ 4,626	$ (2,151)